TED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     Lend Lease Rosen Real Estate Securities LLC
Address:  1995 University Ave., Suite 550
          Berkeley, CA  94707


File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael A. Torres
Title:  President
Phone:  510-849-8360

Signature, Place, and Date of Signing:

     Michael A. Torres    Berkeley, CA  July 28, 2000

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  2

Form 13F Information Table Entry Total: 99

Form 13F Information Table Value Total: 1213344

List of Other Included Managers:

 No. Form 13F File Number  Name

 1   No 13F filed          Lend Lease Rosen Real Estate Investments, Inc.
 2   Not known             GIC Real Estate, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
AMB Property Corp.             COM              00163T109    44913 1968780.000SH     SOLE             1771230.000        197550.00
                                                              1365 59830.000SH       DEFINED 01         59830.000
Alexandria Real Estate Equitie COM              015271109    22057 642835.000SH      SOLE              566485.000         76350.00
                                                                 6  180.000 SH       DEFINED 01           180.000
Arden Realty Trust             COM              039793104    58778 2501180.000SH     SOLE             2241280.000        259900.00
                                                              5887 250500.000SH      DEFINED 01         57000.000        193500.00
AvalonBay Communities, Inc.    COM              053484101    80808 1935513.000SH     SOLE             1731283.000        204230.00
                                                              1758 42110.000SH       DEFINED 01         42110.000
Boston Properties, Inc.        COM              101121101    44177 1143730.000SH     SOLE             1027930.000        115800.00
                                                               879 22750.000SH       DEFINED 01         22750.000
Brandywine Realty Trust        COM              105368203    21888 1144450.000SH     SOLE              973850.000        170600.00
                                                              2068 108150.000SH      DEFINED 01           850.000        107300.00
Camden Property Trust          COM              133131102    46324 1576999.000SH     SOLE             1395936.000        181063.00
                                                               789 26870.000SH       DEFINED 01         26870.000
Catellus Development Corporati COM              149111106    18182 1212120.000SH     SOLE             1052120.000        160000.00
                                                               583 38900.000SH       DEFINED 01         38900.000
Crescent Real Estate Equities, COM              225756105     3539 172623.000SH      DEFINED 02 01       1000.000        171623.00
Developers Diversified Realty  COM              251591103    15585 1043350.000SH     SOLE              903300.000        140050.00
                                                                12  820.000 SH       DEFINED 01           820.000
Entertainment Properties Trust COM              29380T105     2039 147600.000SH      SOLE              145550.000          2050.00
Equity Office Properties Trust COM              294741103    78430 2845530.688SH     SOLE             2473952.978        371577.71
                                                              1117 40509.713SH       DEFINED 01         40509.713
Equity Residential Properties  COM              29476L107    55866 1214484.000SH     SOLE             1059897.000        154587.00
                                                                71 1550.000 SH       DEFINED 01          1550.000
Essex Property Trust, Inc.     COM              297178105    30293 721260.000SH      SOLE              646260.000         75000.00
                                                                20  480.000 SH       DEFINED 01           480.000
Federal Realty Investment Trus COM              313747206    18465 923245.000SH      SOLE              828945.000         94300.00
                                                                13  670.000 SH       DEFINED 01           670.000
Gables Residential Trust       COM              362418105    16768 651180.000SH      SOLE              564280.000         86900.00
                                                               944 36650.000SH       DEFINED 01         36650.000
General Growth Properties      COM              370021107    25520 803770.000SH      SOLE              710570.000         93200.00
                                                              1300 40950.000SH       DEFINED 01         40950.000
Highwoods Properties, Inc.     COM              431284108    12804 533500.000SH      SOLE              448200.000         85300.00
                                                              4391 182960.000SH      DEFINED 01         27960.000        155000.00
Home Properties of New York, I COM              437306103     5363 178760.000SH      SOLE              159560.000         19200.00
                                                                23  770.000 SH       DEFINED 01           770.000
Host Marriott Corporation      COM              44107P104    17340 1849625.000SH     SOLE             1611025.000        238600.00
Liberty Property Trust         COM              531172104    42332 1632080.000SH     SOLE             1488580.000        143500.00
                                                                25  980.000 SH       DEFINED 01           980.000
Macerich Company               COM              554382101    40293 1826310.000SH     SOLE             1632310.000        194000.00
                                                               901 40850.000SH       DEFINED 01         40850.000
Mack-Cali Realty Corporation   COM              554489104    39869 1552070.000SH     SOLE             1377570.000        174500.00
                                                              7000 272504.000SH      DEFINED 01 02      15380.000        257124.00
Philips International Realty   COM              718333107     2154 124000.000SH      SOLE              101200.000         22800.00
Post Properties, Inc.          COM              737464107    51949 1180660.000SH     SOLE             1053860.000        126800.00
                                                              1773 40300.000SH       DEFINED 01         40300.000
Prentiss Property Trust        COM              740706106    13862 577563.000SH      SOLE              577563.000
                                                               620 25820.000SH       DEFINED 01         25820.000
Reckson Associates Class B     COM              75621K304     2493 97990.000SH       SOLE               97990.000
                                                              1096 43100.000SH       DEFINED 01         43100.000
Reckson Associates Realty      COM              75621K106    27156 1143400.000SH     SOLE              979400.000        164000.00
                                                                16  690.000 SH       DEFINED 01           690.000
SL Green Realty Corp           COM              78440X101    39721 1484880.000SH     SOLE             1349580.000        135300.00
                                                              1335 49900.000SH       DEFINED 01         49900.000
Security Capital Group-B       COM              81413P204    32468 1909854.500SH     DEFINED 02                          1909854.5
Simon Property Group, Inc.     COM              828806109    25543 1151230.000SH     SOLE             1007080.000        144150.00
                                                                45 2030.000 SH       DEFINED 01          2030.000
Spieker Properties, Inc.       COM              848497103    40001 869590.000SH      SOLE              758840.000        110750.00
                                                               792 17220.000SH       DEFINED 01         17220.000
Starwood Hotels & Resorts Worl COM              85590A203     5772 177259.000SH      SOLE              177259.000
Trizec Hahn                    COM              896938107    20329 1137300.000SH     SOLE              992100.000        145200.00
Urban Shopping Centers, Inc.   COM              917060105    37577 1115450.000SH     SOLE              976450.000        139000.00
                                                                26  760.000 SH       DEFINED 01           760.000
Vornado Realty Trust           COM              929042109    29927 861210.000SH      SOLE              767660.000         93550.00
                                                                46 1330.000 SH       DEFINED 01          1330.000
Wyndham International, Inc.    COM              983101106      690 276025.000SH      SOLE              276025.000
ALEXANDRIA RE Eq., Inc. PFD SE PFD              015271208     4237 200000.00SH       SOLE                                 200000.0
AMB PPTYS PFD SER A 8.5%       PFD              00163T208     3399 160909.00SH       SOLE                                 160909.0
ARCHSTONE COMMUN PFD SER C 8.6 PFD              039581400     2066 95800.00 SH       SOLE                                  95800.0
AVALONBAY COMMUN PFD SER D 8%  PFD              053484309     2150 102400.00SH       SOLE                                 102400.0
AVALONBAY COMMUN PFD SER F 9%  PFD              053484507     4375 187150.00SH       SOLE                                 187150.0
AVALONBAY COMMUN PFD SER G 8.9 PFD              053484606      773 33700.00 SH       SOLE                                  33700.0
AVAVONBAY COMMUN PFD SER H 8.7 PFD              053484705     1052 45500.00 SH       SOLE                                  45500.0
CENTERPOINT PPTYS PFD SER A 8. PFD              151895208     2278 100700.00SH       SOLE                                 100700.0
DEVELOPERS DIVERS RLTY PFD DP  PFD              251591301      357 15900.00 SH       SOLE                                  15900.0
DEVELOPERS DIVERS RLTY PFD SER PFD              251591509      495 22000.00 SH       SOLE                                  22000.0
DEVELOPERS DIVERS RLTY PFD SER PFD              251591608     2620 131000.00SH       SOLE                                 131000.0
EQUITY OFFICE PPTYS PFD SER A  PFD              294741202     7805 315335.00SH       SOLE                                 315335.0
EQUITY OFFICE PPTYS PFD SER C  PFD              294741608     5221 218700.00SH       SOLE                                 218700.0
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L206      472 20000.00 SH       SOLE                                  20000.0
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L305     4774 199940.00SH       SOLE                                 199940.0
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L503     1126 47400.00 SH       SOLE                                  47400.0
EQUITY RESIDENTIAL PPTYS PFD S PFD              29476L875     4288 181500.00SH       SOLE                                 181500.0
FEDERAL REALTY PFD SER A 7.95% PFD              313747404      312 16000.00 SH       SOLE                                  16000.0
GABLES RESIDENTIAL PFD SER A 8 PFD              362418204     1302 66360.00 SH       SOLE                                  66360.0
Home PPTYS of NY, Inc PFD Ser  PFD              437306301    25000 250000.00SH       SOLE                                 250000.0
POST PPTYS PFD SER C 7.625%    PFD              737464404      674 34900.00 SH       SOLE                                  34900.0
POST PROPERTIES PFD SER A 8.5% PFD              737464206     3094 72900.00 SH       SOLE                                  72900.0
POST PROPERTIES PFD SER B 7.62 PFD              737464305     3756 181000.00SH       SOLE                                 181000.0
PROLOGIS TRUST PFD SER A 9.40% PFD              743410201     1389 59600.00 SH       SOLE                                  59600.0
PROLOGIS TRUST PFD SER C 8.54% PFD              743410409     2056 51070.00 SH       SOLE                                  51070.0
PROLOGIS TRUST PFD SER D 7.92% PFD              743410508     1681 82000.00 SH       SOLE                                  82000.0
SIMON PPTYS PFD SER B 8.75%    PFD              78462M207     4402 197822.00SH       SOLE                                 197822.0
SPIEKER PPTYS PFD SER B 9.45%  PFD              848497202     2027 84476.00 SH       SOLE                                  84476.0
SPIEKER PPTYS PFD SER C 7.875% PFD              848497301     1597 73200.00 SH       SOLE                                  73200.0
SPIEKER PPTYS PFD SER E 8%     PFD              848497400     2779 125600.00SH       SOLE                                 125600.0
TAUBMAN CENTERS PFD SER A 8.3% PFD              876664202      859 45800.00 SH       SOLE                                  45800.0
VORNADO REALTY TRUST PFD Ser B PFD              929042307     3728 173400.00SH       SOLE                                 173400.0
VORNADO REALTY TRUST PFD Ser C PFD              929042406     5025 249700.00SH       SOLE                                 249700.0
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